18. SEGMENT REPORTING (Details Narrative) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets	¥ 6,753,504	¥ 7,152,026
Office Leasing
Assets	1,307,000	708,000
Hotel business
Assets	1,033,000	1,089,000
Internet-based business
Assets	4,326,000	5,204,000
Discontinued Operations
Assets	¥ 92,000	¥ 151,000